After Tax Accrual for Payment of Interest and Penalties in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income tax examination, penalties and interest accrued	$ 169	$ 274